Intangible Assets Other Than Goodwill - Additional Details (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Intangible asset	$ 113,690		$ 113,690		$ 116,422
Amortization of intangible assets	1,411	$ 1,725	2,734	$ 3,445
Favorable lease terms
Intangible asset	$ 1,150		$ 1,150		$ 1,150